Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 222	$ 316
Restricted cash (note 31)	51	56
Inventory (note 12)	467	474
Derivative instruments (notes 13 and 14)	54	148
Regulatory assets (note 15)	121	165
Receivables and other current assets (note 17)	1,486	1,620
Assets held for sale (note 4)	85	53
Total current assets	2,486	2,832
Property, plant and equipment, net of accumulated depreciation and amortization of $8,295 and $8,567 respectively (note 19)	18,167	18,712
Other assets
Deferred income taxes	186	175
Derivative instruments (notes 13 and 14)	33	19
Regulatory assets (note 15)	1,431	1,404
Net investment in direct financing lease (note 18)	473	475
Goodwill (note 21)	5,835	6,313
Other long term assets	300	291
Assets held for sale (note 4)	1,619	777
Total other assets	11,189	10,770
Total assets	31,842	32,314
Current liabilities
Short-term debt (note 22)	1,537	1,186
Current portion of long-term debt (note 24)	501	1,119
Accounts payable	1,118	1,289
Derivative instruments (notes 13 and 14)	268	260
Regulatory liabilities (note 15)	295	251
Other current liabilities (note 23)	333	428
Liabilities associated with assets held for sale (note 4)	114	20
Total current liabilities	4,166	4,553
Long-term liabilities
Long-term debt (note 24)	13,679	14,292
Deferred income taxes (note 8)	1,285	1,320
Derivative instruments (notes 13 and 14)	102	105
Regulatory liabilities (note 15)	1,886	2,359
Pension and post-retirement liabilities (note 20)	460	641
Other long-term liabilities (note 7 and 25)	764	684
Long-term liabilities associated with assets held for sale (note 4)	899	2
Total long-term liabilities	19,075	19,403
Equity
Common stock (note 9)	6,216	5,816
Cumulative preferred stock (note 27)	1,004	1,004
Contributed surplus	78	84
Accumulated other comprehensive income (note 11)	95	338
Retained earnings	1,173	1,075
Total Emera Incorporated equity	8,566	8,317
Non-controlling interest in subsidiaries (note 28)	35	41
Total equity	8,601	8,358
Total liabilities and equity	31,842	32,314
Commitments and contingencies (note 26)